Note 29 - Loans and Borrowings	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
29	Loans and borrowings

	2020	2019	2018

Balance at January 1	2,471	5,960	1,486
Cash flows
Repayment
- Capital	(574)	-	(1,500)
- Finance cost	(388)	(130)	(58)
Proceeds	-	2,340	6,000
Transaction cost	-	(46)	(60)
Unrealised foreign exchange	(1,487)	(5,818)	-

Non-cash flow
Finance cost	386	165	92
Balance at December 31	408	2,471	5,960

Long-term portion of loan facility	-	1,942	5,960
Short-term portion of loan facility	408	529	-

Finance cost are accounted for in note
15
on the effective interest rate method.

Terms and repayment schedule

The terms and conditions of outstanding loans are as follows on
December 31:

				2020		2019
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying value	Face value	Carrying value

Unsecured bank loan - Stanbic	RTGS$	50%	2021	87	87	384	384
Unsecured bank loan - First Capital	RTGS$	55%	2021	321	321	2,087	2,087
Total				408	408	2,471	2,471

The Stanbic loan is repayable as a single bullet payment in
December 2021.
The First Capital loan is repayable by way of
4
quarterly installments and commenced in
December 2020.